Current And Future Changes In Accounting Policies (Schedule Of Adjustments To Insurance-Raltes Balance Reported Under IFRS 4) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related liabilities	$ 5,921	$ 5,846
Other insurance liabilities	$ 160	$ 127
Net insurance related balances				$ 5,066
IFRS 17 [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related liabilities				7,468
Other insurance liabilities				131
Other assets				2,361
Insurance-related assets, excluding investments				(5,066)
Net insurance related balances				5,238
IFRS 17 [member] | Changes in actuarial assumptions, including risk adjustment and discount factor [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related assets, excluding investments			$ 192
IFRS 17 [member] | Recognition of losses on onerous contracts [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related assets, excluding investments			(113)
IFRS 17 [member] | Other adjustments [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related assets, excluding investments			$ 93
IFRS 17 [member] | Insurance contract liabilities [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related assets, excluding investments				(5,761)
IFRS 17 [member] | Reinsurance contract assets [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related assets, excluding investments				695
IFRS 4 [member] | Previously stated [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Insurance-related liabilities				7,468
Other insurance liabilities				131
Other assets				2,361
Net insurance related balances				5,238
IFRS 4 [member] | Changes in actuarial assumptions, including risk adjustment and discount factor [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Net insurance related balances				(192)
IFRS 4 [member] | Recognition of losses on onerous contracts [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Net insurance related balances				113
IFRS 4 [member] | Other adjustments [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Table]
Net insurance related balances				$ (93)